FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT

5. FAIR VALUE MEASUREMENT

The Company does not have any nonfinancial assets or nonfinancial liabilities that it recognizes or discloses at fair value in its financial statements on a recurring basis.

Financial assets and liabilities that are recorded at fair value on a recurring basis reflect fair value at the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. The Company applies a hierarchy of valuation techniques, based on whether the inputs into the valuation techniques are observable or unobservable. The hierarchy is as follows:

•	Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•	Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•	Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2012 and 2013, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other current assets	$3,073	$—	$3,073	$—
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other current liabilities	(18)		(18)

Total	$3,055	$—	$3,055	$—

Description	Year Ended December 31, 2013	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities:	$12,460	$12,460	$—	$—
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other current assets	$12,987	$—	$12,987	$—
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other current liabilities	(799)	—	(799)	—

Total	$24,648	$12,460	$12,188	$—

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of comprehensive income for the years ended December 31, 2011, 2012 and 2013:

Derivative Type	Amount of Gain on Derivatives Recognized in Income
	2011	2012	2013
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other income, net	$4,712	$5,337	$19,302

The Company held deliverable foreign-exchange forward contracts with a total notional value of $155.0 million and $557.0 million as of December 31, 2012 and 2013, respectively. These contracts mature from one to twenty-one months. In 2012, the Company entered into non-deliverable foreign-exchange forward contracts with a well-known financial institution. Under such contracts, parties agree to exchange two currencies at a pre-determined rate at a specified future date without physical delivery of the currencies. A non-deliverable forward currency contract is an illiquid instrument that is not transferable or tradable. As such, the Company will hold the instruments until the settlement date. The Company held non-deliverable forward contract options with notional values of $60.0 million and $0 as of December 31, 2012 and 2013, respectively.

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2012	Deliverable foreign-exchange forward contracts	$155,000	869

As of December 31, 2012	Non-deliverable foreign-exchange forward contracts and options	$150,000	2,186

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2013	Deliverable foreign-exchange forward contracts and options	$557,000	12,188
As of December 31, 2013	Non-deliverable foreign-exchange forward contracts and options	$—	—

The Company used the Black-Scholes option pricing model in valuing the non-deliverable foreign-exchange forward contract options. The Black-Scholes model requires inputs including spot, forward and interest rates and market-implied volatility, which are derived from external sources. For the remainder of the derivative financial instruments, the Company used a discounted cash flow methodology, which requires inputs such as interest-rate yield curves and foreign exchange rates. The significant inputs used in the aforementioned models are either directly observable or can be corroborated with market-observable data, and therefore the fair value measurements are classified as Level 2.

The estimated fair value of the Company’s financial instruments, including short-term investments, accounts receivables, accounts payable, income taxes payable, accrued liabilities and short-term borrowings, approximates their carrying value due to their short-term nature. The fair value of long-term borrowings as of December 31, 2012 and 2013 totaled $5.2 million and $11.2 million, respectively, amounts estimated based on discounted cash flow analyses at prevailing market rates on each valuation date.

The following table presents the Company’s assets measured at fair value on a nonrecurring basis for the year ended December 31, 2012:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss
Acquired intangibles	$2,138	$—	$—	$2,138	$1,754
Goodwill	6,266	—	—	6,266	1,661

Total	$8,404	$—	$—	$8,404	$3,415

Primarily as a result of Abgent’s financial performance in 2012 and reduced expectations of future cash flows from certain identified intangible assets, the Company determined that the Abgent brand name, patents, non-compete agreements and customer relationships with a carrying amount of $3.9 million were not recoverable and consequently recorded an impairment charge of $1.8 million for the year ended December 31, 2012. The goodwill attributable to Abgent of $7.9 million was written down to its implied fair value of $6.3 million, resulting in an impairment charge of $1.7 million for the year ended December 31, 2012.